Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2018 CNY (¥)	Jun. 22, 2018 USD ($)	Jun. 22, 2018 CNY (¥)	Jan. 05, 2018 USD ($)	Jan. 05, 2018 CNY (¥)	Dec. 18, 2017 USD ($)	Dec. 18, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Dec. 23, 2016 USD ($)	Dec. 23, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Jun. 22, 2015 CNY (¥)
Commitment And Contingencies [Line Items]
Operating leases rent expenses	$ 10,608	$ 6,607	$ 6,857
Term loan agreement value					$ 15,081							$ 14,900			¥ 300.0
Term deposit used as collateral			$ 15,577									1,738	¥ 11.6	¥ 103.6
Term Loan
Commitment And Contingencies [Line Items]
Term loan agreement value	35,300				15,081						$ 40,000
Number of loan agreements							2	2	2	2
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Commitment And Contingencies [Line Items]
Term deposit used as collateral					$ 526	¥ 3.6	$ 15,301	¥ 101.8	$ 20,246	¥ 134.7		$ 17,540	¥ 116.7
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Term Loan
Commitment And Contingencies [Line Items]
Term deposit used as collateral	$ 51,736			¥ 355.3